DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE
NOTE 26. DISTRIBUTABLE NET Profit AND EARNINGS PER SHARE

Distributable net profit
As a general policy, the Board of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.

As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)
Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)
Those generated through the acquisition of entities. These results will be added back to net profit when they are realized. For these purposes, earnings shall be considered realized insofar as the acquired entities generate profits after their acquisition, or upon their disposal.

The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.

In 2023, the amount of ThU.S.$ 92,719 presented in the consolidated statement of changes in equity was approved and distributed, corresponding to an additional and extraordinary dividend of 10% to be paid for the profits of the parent company of 2022.

At the board meeting held on September 24, 2024, it was agreed to modify the dividend policy, establishing that, charged to the profits obtained in the years 2024, 2025 and 2026, an amount equivalent to 30% of the net profits of each year, eligible to be distributed as dividends, will be distributed annually. For subsequent years, an amount equivalent to 40% of the distributable net profit of each year would be distributed. Nevertheless, the Board of Directors may decide to distribute and pay dividends to the shareholders, to the extent that it expects the year to finalize with positive results and that the Company’s liquidity allows such distribution and payment.

At the board meeting held on October 24, 2025,
an amendment to the dividend policy was approved
, establishing that if the Company exercises its option to defer the payment of interest on the Series “AG” Bonds, issued and placed in the local market on the same date, the Company may not declare or pay dividends while any deferred interest remains outstanding.

Based on the dividend policy described above, as of December 31, 2025, a minimum dividend provision for year 2025 of ThU.S.$ 8,449 was recognized in Arauco's consolidated financial statements, representing 30% of the distributable net profit for year 2025 (ThU.S.$ 206,684 as of December 31, 2024).

On December 10, 2024, Arauco paid ThU.S.$ 94,397 as an interim dividend on account of the total minimum dividend provision. As of December 31, 2024, the parent company's minimum dividend provision balance
of ThU.S.$ 112,287 was recorded in Arauco's consolidated financial statements.

The following table details the adjustments made for the determination of distributable net profit as of December 31, 2025, 2024 and 2023:

	Distributable net profit
	12-31-2025 ThU.S.$	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
Net profit (loss) attributable to parent company	41,300	476,470	(358,560)
Adjustments:
Biological assets
Unrealized gains (losses)	(204,646)	(159,020)	(264,477)
Realized gains (losses)	187,641	473,795	394,179
Deferred income taxes	3,868	(102,298)	(37,394)
Biological assets (net)	(13,137)	212,477	92,308
Distributable net profit (loss)	28,163	688,947	(266,252)
30% in 2025 and 2024 (40% in 2023)	8,449	206,684	-

Basic and diluted earnings per share

Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$

Profit or loss attributable to ordinary equity holder of parent	41,300	476,470	(358,560)
Weighted average of number of shares	125,323,699	121,422,850	120,474,350
Basic and diluted earnings (loss) per share (in U.S.$ per share)	0.3295466	3.9240555	(2.9762352)